Leasing	12 Months Ended
Dec. 31, 2025
Leasing [Abstract]
Leasing
Note 8. Leasing
SEK as lessee
All leases, with the exception of short-term and low-value leases, are recognized as a right-of-use asset subject to depreciation with corresponding liabilities in the lessee’s balance sheet, and the lease payments are to be recognized as repayments and interest expenses. The right-of-use assets are accounted for under Tangible and intangible assets and the lease liability is accounted for under Other liabilities, see Note 7 and Note 19. The right-of-use assets and the lease liability relate to rental premises. The lease term is determined as the non-callable period of a lease, together with any extension or termination option that SEK is reasonably certain to exercise. SEK has extension options which it is not reasonably certain to exercise. The potential future cash flows related to the extension options amount to Skr 91 million (2024: Skr 91 million) for a period of 3 years. Reassessments of extensions and terminations options are made upon the occurrence of either a significant event or a significant change in circumstances that is within the control of SEK and will affect the assessment of whether it is reasonably certain to exercise the option.
The lease term is revised if there is a change in the non-cancellable period of lease, for example, if an option not previously included in the lease term is exercised. The lease liability consists of the future cash flows, which are discounted using SEK’s incremental borrowing rate. SEK has elected not to separate non-lease components from lease components, and accounts for each lease component and any associated non-lease component, except for expenses for real estate tax and non-deductible value added tax, as a single lease.
Right-of-use assets

Skr mn	2025	2024
Opening balance	96	123
Depreciation	-27	-27
Addition	17	—
Closing balance	86	96
Accounted for in profit or loss

Skr mn	2025	2024
Depreciation charge on right-of-use assets	-27	-27
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	-3	-2
Expenses relating to low-value leases[1]	-3	-3
Variable lease fees[1]	-7	-7
Total amount accounted for in profit or loss	-41	-40
1 Accounted for under Other administrative expenses.
Lease liability

Skr mn	2025	2024
Opening balance	98	125
Interest expenses accrued	1	1
Payments of lease liability	-29	-28
Addition	17	—
Closing balance	86	98
1 There have been canceled and new leases.
Contractual flows of lease liability

Skr mn	2025	2024
Within 1 year	31	28
Between 1 and 5 years	56	71
More than 5 years	—	—
Discounting effect	-1	-1
Closing balance	86	98
The total cash outflow for leases in 2025 was Skr 43 million (2024: Skr 40 million).
SEK as lessor
All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification, all aspects regarding the leasing contract, including third-party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods. Any lease payment that is received from a lessee is divided into two components for the purposes of measurement: one component constituting a repayment of the loan and the other component recognized as interest income. The leases are included in the line item Loans to the public in the Statement of Financial Position.

	December 31, 2025		December 31, 2024
Skr mn	Gross investment	Present value of minimum lease payments	Gross investment	Present value of minimum lease payments
Within 1 year	20	20	36	35
Between 1 and 5 years	77	69	116	102
More than 5 years	—	—	—	—
Total	97	89	152	137
Unearned finance income	—	8	—	15